United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Government Cash Series
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—38.1%
$77,250,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.159% - 0.390%, 3/1/2013 - 3/26/2013	$77,286,801
14,500,000		Federal Farm Credit System Notes, 0.170% - 0.650%, 7/23/2013 - 10/15/2013	14,508,348
37,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.100%, 4/10/2013 - 4/11/2013	36,995,847
85,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.142% - 0.340%, 3/1/2013 - 3/25/2013	85,682,600
387,780,000		Federal Home Loan Bank System Notes, 0.110% - 5.375%, 3/5/2013 - 2/28/2014	388,868,366
24,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.076% - 0.150%, 4/1/2013 - 9/4/2013	23,988,437
51,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.152% - 0.170%, 3/4/2013 - 3/17/2013	50,995,746
65,200,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.148% - 0.150%, 3/3/2013 - 3/6/2013	65,193,316
69,794,000		Federal Home Loan Mortgage Corp. Notes, 0.375% - 4.875%, 4/15/2013 - 1/15/2014	70,532,752
21,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.110% - 0.150%, 7/22/2013 - 9/3/2013	20,986,091
114,020,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.159% - 0.380%, 3/1/2013 - 5/17/2013	114,003,208
134,147,000		Federal National Mortgage Association Notes, 0.500% - 4.625%, 4/9/2013 - 2/5/2014	135,146,487
		TOTAL GOVERNMENT AGENCIES	1,084,187,999
		U.S. Treasury—0.3%
5,000,000		United States Treasury Notes, 0.750%, 3/31/2013	5,002,165
5,000,000		United States Treasury Notes, 3.375%, 7/31/2013	5,066,289
		TOTAL U.S. TREASURY	10,068,454
		Repurchase Agreements—62.2%
12,000,000		Interest in $200,000,000 joint repurchase agreement 0.15%, dated 2/27/2013 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,005,833 on 3/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 11/15/2042 and the market value of those underlying securities was $204,001,728.	12,000,000
40,000,000	[3]	Interest in $776,000,000 joint repurchase agreement 0.16%, dated 1/14/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,206,933 on 3/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2043 and the market value of those underlying securities was $791,681,823.	40,000,000
23,000,000	[3]	Interest in $387,000,000 joint repurchase agreement 0.17%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,113,305 on 3/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2043 and the market value of those underlying securities was $395,452,795.	23,000,000
79,000,000	[3]	Interest in $1,349,000,000 joint repurchase agreement 0.17%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,349,394,957 on 3/19/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $1,384,803,967.	79,000,000
11,000,000	[3]	Interest in $195,000,000 joint repurchase agreement 0.12%, dated 1/22/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $195,038,350 on 3/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2043 and the market value of those underlying securities was $199,538,486.	11,000,000
156,483,000		Interest in $4,275,000,000 joint repurchase agreement 0.18%, dated 2/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,275,021,375 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $4,360,521,803.	156,483,000
32,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.12%, dated 1/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,175,500 on 4/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $597,678,850.	32,000,000
34,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.12%, dated 2/6/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,058,500 on 3/8/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/19/2022 and the market value of those underlying securities was $596,746,330.	34,000,000
89,000,000	[3]	Interest in $1,559,000,000 joint repurchase agreement 0.14%, dated 2/1/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,559,187,946 on 3/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2047 and the market value of those underlying securities was $1,598,257,653.	89,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$11,000,000		Interest in $195,000,000 joint repurchase agreement 0.15%, dated 2/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $195,005,688 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/16/2017 and the market value of those underlying securities was $198,906,206.	$11,000,000
43,000,000	[3]	Interest in $750,000,000 joint repurchase agreement 0.19%, dated 11/7/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,475,000 on 3/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2051 and the market value of those underlying securities was $767,039,508.	43,000,000
22,000,000	[3]	Interest in $385,000,000 joint repurchase agreement 0.19%, dated 12/3/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $385,184,907 on 3/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2048 and the market value of those underlying securities was $393,016,585.	22,000,000
93,000,000	[3]	Interest in $1,611,000,000 joint repurchase agreement 0.13%, dated 2/11/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,611,174,525 on 3/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,657,184,088.	93,000,000
92,000,000	[3]	Interest in $1,621,000,000 joint repurchase agreement 0.13%, dated 2/13/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,621,175,608 on 3/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2043 and the market value of those underlying securities was $1,668,560,485.	92,000,000
33,000,000		Interest in $830,000,000 joint repurchase agreement 0.13%, dated 2/27/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $830,020,981 on 3/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/15/2040 and the market value of those underlying securities was $854,906,175.	33,000,000
68,000,000		Interest in $1,171,000,000 joint repurchase agreement 0.15%, dated 2/26/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,171,034,154 on 3/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2043 and the market value of those underlying securities was $1,206,145,078.	68,000,000
44,000,000		Interest in $773,000,000 joint repurchase agreement 0.17%, dated 2/22/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,025,552 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2039 and the market value of those underlying securities was $796,216,319.	44,000,000
68,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.17%, dated 2/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,159,038,311 on 3/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $1,193,775,637.	68,000,000
43,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.18%, dated 1/22/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,348,000 on 4/19/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2043 and the market value of those underlying securities was $820,097,622.	43,000,000
50,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.14%, dated 2/19/2013 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,350,000 on 5/20/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2052 and the market value of those underlying securities was $1,025,413,872.	50,000,000
70,000,000	[3]	Interest in $1,165,000,000 joint repurchase agreement 0.17%, dated 2/27/2013 under which Merrill Lynch, Pierce, Fenner & Smith will repurchase securities provided as collateral for $1,165,176,044 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,195,165,471.	70,000,000
600,000,000		Interest in $650,000,000 joint repurchase agreement 0.20%, dated 2/28/2013 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $650,003,611 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $663,003,684.	600,000,000
57,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 2/12/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,101,111 on 3/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2043 and the market value of those underlying securities was $1,022,293,610.	57,000,000
		TOTAL REPURCHASE AGREEMENTS	1,770,483,000
		TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[4]	2,864,739,453
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(17,801,131)
		TOTAL NET ASSETS—100%	$2,846,938,322
2

1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Municipal Cash Series
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.6%[1,2]
		Alabama—0.2%
$974,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 3/7/2013	$974,500
		Arizona—6.0%
855,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.260%, 3/7/2013	855,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.200%, 3/7/2013	7,221,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.190%, 3/7/2013	5,610,000
770,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 3/7/2013	770,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.190%, 3/7/2013	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 3/7/2013	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.210%, 3/7/2013	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.210%, 3/7/2013	1,175,000
		TOTAL	28,111,000
		California—3.5%
6,055,000		Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 3/6/2013	6,055,000
8,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	8,050,182
2,065,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.200%, 3/7/2013	2,065,000
		TOTAL	16,170,182
		Colorado—2.9%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.360%, 3/7/2013	3,300,000
435,000		Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 3/7/2013	435,000
9,980,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.32% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/21/2013	9,980,000
		TOTAL	13,715,000
		Florida—2.7%
495,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 3/7/2013	495,000
5,855,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.220%, 3/6/2013	5,855,000
6,015,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 3/1/2013	6,015,000
		TOTAL	12,365,000
		Georgia—8.4%
3,300,000		Appling County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.130%, 3/1/2013	3,300,000
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.260%, 3/7/2013	3,350,000
3,500,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.130%, 3/1/2013	3,500,000
4,000,000		Bartow County, GA, (Series 2013), 1.00% TANs, 12/31/2013	4,016,360
500,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.100%, 3/6/2013	500,000
1,200,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.210%, 3/7/2013	1,200,000
7,995,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	7,995,000
3,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.130%, 3/6/2013	3,700,000
2,495,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.110%, 3/7/2013	2,495,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.260%, 3/6/2013	4,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$1,750,000		Private Colleges & Universities Facilities of GA, (Series 2005C-3) Weekly VRDNs (Emory University), 0.090%, 3/7/2013	$1,750,000
3,500,000		Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.270%, 3/6/2013	3,500,000
		TOTAL	39,306,360
		Idaho—2.1%
10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 3/6/2013	10,000,000
		Illinois—10.6%
2,500,000		Chicago, IL Board of Education, (Series 2010B) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.110%, 3/1/2013	2,500,000
4,900,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.150%, 3/6/2013	4,900,000
1,395,000		Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(BMO Harris Bank, N.A. LOC), 0.420%, 3/7/2013	1,395,000
9,200,000		Cook County, IL, (Series 2005) Weekly VRDNs (Catholic Theological Union)/(RBS Citizens Bank N.A. LOC), 0.200%, 3/6/2013	9,200,000
1,145,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.380%, 3/7/2013	1,145,000
2,100,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 3/7/2013	2,100,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.340%, 3/7/2013	1,000,000
6,695,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(FHLB of Atlanta LOC), 0.120%, 3/7/2013	6,695,000
2,750,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.220%, 3/7/2013	2,750,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 3/6/2013	3,300,000
5,800,000		Orland Park, IL IDA, (Series 1996) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 3/6/2013	5,800,000
8,800,000		Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 3/1/2013	8,800,000
		TOTAL	49,585,000
		Indiana—1.9%
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.190%, 3/7/2013	1,500,000
2,000,000		Indiana State Finance Authority Industrial Revenue, IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.250%, 3/1/2013	2,000,000
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.210%, 3/7/2013	5,500,000
		TOTAL	9,000,000
		Iowa—1.7%
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.150%, 3/7/2013	7,700,000
		Kansas—0.7%
1,738,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 3/7/2013	1,738,000
1,725,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.160%, 3/6/2013	1,725,000
		TOTAL	3,463,000
		Kentucky—0.5%
400,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.410%, 3/7/2013	400,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 3/7/2013	2,100,000
		TOTAL	2,500,000
		Louisiana—1.2%
3,000,000		Ascension Parish, LA IDB, (Series 2011) Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 0.550%, 3/7/2013	3,000,000
2,600,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.260%, 3/7/2013	2,600,000
		TOTAL	5,600,000
		Maine—0.4%
2,030,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 3/6/2013	2,030,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—0.4%
$1,750,000		Massachusetts Development Finance Agency, (Series 2004), 0.45% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 3/1/2013	$1,750,000
		Multi-State—7.1%
500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 3/7/2013	500,000
1,083,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.260%, 3/7/2013	1,083,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.220%, 3/7/2013	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/GTD by Barclays Bank PLC), 0.210%, 3/7/2013	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.250% 3/7/2013	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.210%, 3/7/2013	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.180%, 3/7/2013	10,000,000
		TOTAL	33,283,000
		New Jersey—3.8%
4,453,216		East Greenwich Township, NJ, (Series 2013A), 1.00% BANs, 11/21/2013	4,466,123
3,937,540		Evesham Township, NJ, 1.00% BANs, 10/23/2013	3,948,160
3,000,000		Fairview, NJ, 1.00% BANs, 2/21/2014	3,007,268
3,232,000		Long Branch, NJ, 1.50% BANs, 6/14/2013	3,239,838
3,000,000		North Plainfield, NJ, 1.50% BANs, 6/11/2013	3,005,061
		TOTAL	17,666,450
		New York—7.4%
525,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 3/7/2013	525,000
995,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.260%, 3/6/2013	995,000
1,395,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.360%, 3/7/2013	1,395,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.260%, 3/7/2013	1,300,000
2,800,000		New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.160%, 3/1/2013	2,800,000
20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., Weekly VRDPs (Series 1)/ (GTD by Citibank NA, New York), 0.190%, 3/7/2013	20,000,000
7,500,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	7,502,935
		TOTAL	34,517,935
		North Carolina—0.7%
2,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.260%, 3/6/2013	2,000,000
1,230,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.160%, 3/7/2013	1,230,000
		TOTAL	3,230,000
		Ohio—14.4%
3,000,000		Ashtabula County, OH, 1.00% BANs, 5/23/2013	3,002,708
3,000,000		Butler County, OH, 0.40% BANs, 8/1/2013	3,000,000
8,000,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.110%, 3/7/2013	8,000,000
7,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.110%, 3/7/2013	7,000,000
1,500,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 3/7/2013	1,500,000
21,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 3/6/2013	21,000,000
4,000,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 3/1/2013	4,000,000
1,500,000		Hamilton, OH, 1.125% BANs, 10/3/2013	1,504,629
3,500,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.110%, 3/7/2013	3,500,000
1,000,000		Oakwood City, OH, 1.125% BANs, 3/7/2013	1,000,037

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Ohio—continued
$11,100,000	Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 3/6/2013	$11,100,000
2,652,160	Painesville, OH, 1.45% BANs, 8/2/2013	2,661,604
	TOTAL	67,268,978
	Oregon—3.7%
10,000,000	Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 3/7/2013	10,000,000
7,275,000	Port of Portland, OR Airport, (Subseries 18A) Weekly VRDNs (Portland International Airport)/(U.S. Bank, N.A. LOC), 0.130%, 3/6/2013	7,275,000
	TOTAL	17,275,000
	South Carolina—1.0%
4,480,000	South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.310%, 3/7/2013	4,480,000
125,000	South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.210%, 3/7/2013	125,000
	TOTAL	4,605,000
	Tennessee—2.1%
10,000,000	Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.230%, 3/1/2013	10,000,000
	Texas—3.7%
7,550,000	Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(State Street Bank and Trust Co. LOC), 0.130%, 3/7/2013	7,550,000
1,700,000	Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Daily VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 3/1/2013	1,700,000
8,185,000	Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.140%, 3/7/2013	8,185,000
	TOTAL	17,435,000
	Vermont—3.6%
16,655,000	Vermont State Student Assistance Corp., Education Loan Revenue Bonds (Senior Series 2008B-1) Weekly VRDNs (Bank of New York Mellon LOC), 0.100%, 3/7/2013	16,655,000
	Virginia—8.5%
3,000,000	Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.290%, 3/7/2013	3,000,000
2,000,000	Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.130%, 3/6/2013	2,000,000
3,000,000	Fairfax County, VA IDA, (Inova Health System), (Series 2012 C), 0.190%, 3/7/2013	3,000,000
6,500,000	Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 3/6/2013	6,500,000
12,000,000	Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.100%, 3/7/2013	12,000,000
3,000,000	Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.100%, 3/7/2013	3,000,000
2,350,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.70% CP (Virginia Electric & Power Co.), Mandatory Tender 3/15/2013	2,350,000
2,500,000	Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 3/7/2013	2,500,000
5,500,000	Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.110%, 3/6/2013	5,500,000
	TOTAL	39,850,000
	Wisconsin—0.4%
2,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.330%, 3/7/2013	2,000,000
	TOTAL MUNICIPAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	466,056,405
	OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	2,046,878
	TOTAL NET ASSETS—100%	$468,103,283
Securities that are subject to the federal alternative minimum tax (AMT) represent 63.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At February 28, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.4%	2.6%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $73,491,000, which represented 15.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2013, these liquid restricted securities amounted to $73,491,000, which represented 15.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDFA	—Industrial Development Finance Authority
IDRB(s)	—Industrial Development Revenue Bond(s)
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
RANs	—Revenue Anticipation Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
6
Federated Prime Cash Series
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—0.5%
		Finance - Automotive—0.1%
$2,501,041		SMART ABS Series 2012-4US Trust, Class A1, 0.290%, 10/14/2013	$2,501,041
		Finance - Equipment—0.4%
650,744		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	650,744
453,747	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	453,747
4,905,454		GE Equipment Transportation LLC, Series 2012-2, Class A1, 0.260%, 10/24/2013	4,905,455
343,752	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A1, 0.346%, 7/10/2013	343,752
5,648,299	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class A1, 0.290%, 10/21/2013	5,648,299
1,545,436	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	1,545,436
		TOTAL	13,547,433
		TOTAL ASSET-BACKED SECURITIES	16,048,474
		Bank Note—1.7%
		Finance - Banking—1.7%
55,000,000		Bank of America N.A., 0.300% - 0.320%, 3/18/2013 - 5/29/2013	55,000,000
		Certificates of Deposit—39.8%
		Finance - Banking—39.8%
35,000,000		BNP Paribas SA, 0.260%, 5/3/2013	35,000,000
30,000,000	[3]	Bank of Montreal, 0.326%, 5/7/2013	30,000,000
50,000,000	[3]	Bank of Montreal, 0.340%, 5/15/2013	50,000,000
165,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.235% - 0.270%, 4/2/2013 - 7/2/2013	165,000,000
50,000,000		Barclays Bank PLC, 0.250%, 4/12/2013	50,000,000
100,000,000		Citibank NA, New York, 0.270%, 5/14/2013	100,000,000
50,000,000		Credit Agricole Corporate and Investment Bank, 0.330% - 0.375%, 3/6/2013 - 5/2/2013	50,000,258
40,000,000		Credit Suisse, Zurich, 0.255%, 6/3/2013	40,000,000
125,000,000		Deutsche Bank AG, 0.230% - 0.260%, 3/21/2013 - 6/7/2013	125,002,429
30,000,000		Fifth Third Bank, Cincinnati, 0.300% - 0.320%, 3/1/2013 - 4/11/2013	30,000,000
93,000,000	[3]	JPMorgan Chase Bank, N.A., 0.402%, 3/21/2013	93,000,000
115,000,000		Mizuho Corporate Bank Ltd., 0.230% - 0.240%, 5/2/2013 - 5/28/2013	115,000,000
50,000,000		Natixis, 0.270%, 3/4/2013	50,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.355%, 4/4/2013	20,000,000
40,000,000	[3]	Royal Bank of Canada, Montreal, 0.360%, 3/1/2013	40,000,000
10,000,000		Societe Generale, Paris, 0.320%, 3/11/2013	10,000,000
50,000,000		State Street Bank and Trust Co., 0.220%, 3/11/2013	50,000,000
165,000,000		Sumitomo Mitsui Banking Corp., 0.240% - 0.270%, 3/21/2013 - 6/21/2013	165,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 3/15/2013	50,000,097
50,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,318,002,784
		Collateralized Loan Agreements—14.7%
		Finance - Banking—14.7%
44,000,000		Citigroup Global Markets, Inc., 0.669% - 0.811%, 3/1/2013 - 4/5/2013	44,000,000
119,500,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.314%, 3/1/2013 - 3/6/2013	119,500,000
40,000,000		Goldman Sachs & Co., 0.456%, 3/6/2013	40,000,000
85,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.466% - 0.771%, 3/1/2013 - 5/20/2013	85,000,000
50,000,000		Mizuho Securities USA, Inc., 0.456%, 3/7/2013	50,000,000
5,000,000		Pershing LLC, 0.466%, 3/1/2013	5,000,000
90,000,000		RBS Securities, Inc., 0.517% - 0.872%, 3/1/2013 - 2/20/2014	90,000,000
1

Principal Amount			Value
		Collateralized Loan Agreements—continued
		Finance - Banking—continued
$55,000,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 4/1/2013 - 4/23/2013	$55,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	488,500,000
		Commercial Paper—26.7%[4]
		Aerospace/Auto—0.3%
10,400,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.300% - 0.350%, 3/1/2013 - 3/22/2013	10,398,183
		Consumer Products—0.3%
8,300,000	[1,2]	Clorox Co., 0.350%, 4/8/2013 - 4/12/2013	8,296,739
		Containers & Packaging—0.5%
16,635,000	[1,2]	Bemis Co., Inc., 0.320% - 0.350%, 3/7/2013 - 3/26/2013	16,631,652
		Electric Power—1.3%
25,000,000	[1,2]	Electricite de France SA, 0.300%, 4/8/2013	24,992,084
16,755,000		Virginia Electric & Power Co., 0.320% - 0.350%, 3/7/2013 - 3/19/2013	16,753,792
		TOTAL	41,745,876
		Finance - Banking—7.9%
25,000,000	[1,2]	ASB Finance Ltd., 0.310%, 3/21/2013	24,995,695
50,000,000		BNP Paribas Finance, Inc., 0.240% - 0.250%, 5/1/2013 - 5/3/2013	49,978,896
20,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.501%, 3/25/2013	19,993,333
45,800,000	[1,2]	LMA-Americas LLC, 0.270%, 3/22/2013	45,792,786
45,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.252%, 3/1/2013	45,000,000
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.254%, 3/29/2013	25,000,000
50,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.289%, 3/8/2013	50,000,000
		TOTAL	260,760,710
		Finance - Commercial—4.5%
55,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.260% - 0.270%, 3/11/2013 - 5/13/2013	54,984,583
95,000,000	[1,2]	Versailles Commercial Paper LLC, 0.280% - 0.310%, 3/12/2013 - 5/29/2013	94,964,114
		TOTAL	149,948,697
		Finance - Retail—1.5%
50,000,000	[1,2]	Barton Capital LLC, 0.280%, 3/1/2013	50,000,000
		Machinery/Equipment/Auto—0.5%
16,600,000	[1,2]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. SA), 0.290% - 0.310%, 3/19/2013 - 4/5/2013	16,596,530
		Mining—0.1%
4,880,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.460%, 3/8/2013	4,879,563
		Sovereign—9.3%
125,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.240% - 0.310%, 3/1/2013 - 8/30/2013	124,885,070
30,000,000	[1,2]	Erste Abwicklungsanstalt, 0.411%, 5/21/2013	29,972,325
155,000,000	[1,2]	Kells Funding, LLC, 0.260% - 0.411%, 4/9/2013 - 8/15/2013	154,888,951
		TOTAL	309,746,346
		Utility Gas—0.5%
16,600,000	[1,2]	Northeast Utilities, 0.310%, 3/6/2013 - 3/7/2013	16,599,219
		TOTAL COMMERCIAL PAPER	885,603,515
		Corporate Bonds—0.2%
		Finance - Commercial—0.2%
1,938,000	[3]	General Electric Capital Corp., 0.443%, 5/8/2013	1,938,250
2,804,000		General Electric Capital Corp., 1.875%, 9/16/2013	2,826,730
1,502,000		General Electric Capital Corp., 4.800%, 5/1/2013	1,512,760
		TOTAL CORPORATE BONDS	6,277,740
		Loan Participation—1.2%
		Chemicals—1.2%
40,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 3/27/2013	40,000,000
2

Principal Amount			Value
		Notes - Variable—10.7%[3]
		Finance - Banking—8.2%
$1,580,000		6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 3/1/2013	$1,580,000
25,000,000		Australia & New Zealand Banking Group, Melbourne, 0.239%, 3/8/2013	25,000,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.400%, 3/4/2013	50,000,000
15,000,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.320%, 3/7/2013	15,000,000
10,830,000	[1,2]	Chicago, IL, SPEARs (Series DB-494), 0.120%, 3/7/2013	10,830,000
3,390,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 3/1/2013	3,390,000
1,520,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 3/1/2013	1,520,000
76,035,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.250%, 3/1/2013	76,035,000
50,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 3/5/2013	50,000,000
6,995,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.180%, 3/6/2013	6,995,000
15,335,000		Serra Works Bond Holding Co. LLC, Series 2008-A, (Fifth Third Bank, Cincinnati LOC), 0.290%, 3/7/2013	15,335,000
3,020,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.250%, 3/1/2013	3,020,000
9,200,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 3/6/2013	9,200,000
3,250,000		Wiley Properties, Inc., Series 2002, (Fifth Third Bank, Cincinnati LOC), 0.320%, 3/7/2013	3,250,000
		TOTAL	271,155,000
		Finance - Commercial—0.4%
800,000	[1,2]	KORDSA, Inc., Series 2006, (General Electric Capital Corp. LOC), 0.250%, 3/7/2013	800,000
13,205,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.250%, 3/7/2013	13,205,000
		TOTAL	14,005,000
		Finance - Retail—1.0%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.756%, 3/15/2013	32,000,000
		Government Agency—0.8%
18,155,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 0.130%, 3/7/2013	18,155,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.150%, 3/7/2013	10,000,000
		TOTAL	28,155,000
		Metals—0.1%
400,000		Memphis-Shelby County, TN Industrial Development Board - PCRB, (Series 2007), (GTD by Nucor Corp.), 0.350%, 3/6/2013	400,000
3,000,000		St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 0.290%, 3/6/2013	3,000,000
		TOTAL	3,400,000
		Municipal—0.2%
3,000,000		Berkeley County, SC IDB, (Series 1996A), 0.380%, 3/6/2013	3,000,000
4,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 3/6/2013	4,300,000
		TOTAL	7,300,000
		TOTAL NOTES - VARIABLE	356,015,000
		U.S. Treasury Note—0.9%
		U.S. Treasury Note—0.9%
29,000,000		United States Treasury, 3.125%, 4/30/2013	29,137,154
		Repurchase Agreement—3.8%
127,368,000		Interest in $4,275,000,000 joint repurchase agreement 0.18%, dated 2/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,275,021,375 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $4,360,521,803. (AT COST)	127,368,000
		TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[5]	3,321,952,667
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(7,722,489)
		TOTAL NET ASSETS—100%	$3,314,230,178
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $787,738,728, which represented 23.8% of total net assets.
3

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2013, these liquid restricted securities amounted to $787,738,728, which represented 23.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
4
Federated Treasury Cash Series
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount			Value
		U.S. Treasury—30.3%
$14,000,000	[1]	United States Treasury Bills, 0.110%, 8/8/2013	$13,993,155
43,000,000	[1]	United States Treasury Bills, 0.130%, 8/22/2013	42,972,982
65,500,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	66,243,492
21,500,000		United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	21,717,779
57,500,000		United States Treasury Notes, 0.250% - 2.750%, 10/31/2013	58,088,235
34,000,000		United States Treasury Notes, 0.500% - 4.250%, 11/15/2013	34,632,788
65,000,000		United States Treasury Notes, 0.500%, 10/15/2013	65,134,566
23,000,000		United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	23,034,503
17,000,000		United States Treasury Notes, 0.750%, 9/15/2013	17,052,594
25,000,000		United States Treasury Notes, 1.000%, 7/15/2013	25,070,766
86,250,000		United States Treasury Notes, 1.125%, 6/15/2013	86,483,705
13,000,000		United States Treasury Notes, 1.250%, 2/15/2014	13,132,551
32,000,000		United States Treasury Notes, 1.375%, 3/15/2013	32,014,243
42,500,000		United States Treasury Notes, 1.375%, 5/15/2013	42,602,133
75,500,000		United States Treasury Notes, 1.750%, 4/15/2013	75,646,382
30,000,000		United States Treasury Notes, 2.000%, 11/30/2013	30,401,782
29,500,000		United States Treasury Notes, 3.375%, 6/30/2013	29,815,098
17,000,000		United States Treasury Notes, 3.375%, 7/31/2013	17,225,908
47,000,000		United States Treasury Notes, 4.250%, 8/15/2013	47,890,715
		TOTAL U.S. TREASURY	743,153,377
		Repurchase Agreements—71.8%
44,000,000	[2]	Interest in $470,000,000 joint repurchase agreement 0.14%, dated 1/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,113,322 on 3/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $479,483,995.	44,000,000
100,000,000		Interest in $885,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $885,003,933 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $902,704,097.	100,000,000
50,000,000	[2]	Interest in $600,000,000 joint repurchase agreement 0.11%, dated 2/4/2013 under which Bank of Montreal will repurchase securities provided as collateral for $600,055,000 on 3/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $612,046,831.	50,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Bank of Montreal will repurchase securities provided as collateral for $500,002,222 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,002,343.	100,000,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,006,667 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2018 and the market value of those underlying securities was $1,530,006,804.	100,000,000
100,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,800,008,000 on 3/1/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2018 and the market value of those underlying securities was $1,835,422,485.	100,000,000
100,000,000		Interest in $1,785,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,785,007,933, on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $1,820,708,494.	100,000,000
100,000,000		Interest in $200,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $200,000,889 on 3/1/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2015 and the market value of those underlying securities was $204,003,639.	100,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$316,253,000		Interest in $4,000,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,017,778 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $4,080,018,327.	$316,253,000
113,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.12%, dated 2/27/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,250,029,167 on 3/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $1,275,008,544.	113,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 2/28/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,005,000 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $1,020,005,132.	100,000,000
82,000,000	[2]	Interest in $911,000,000 joint repurchase agreement 0.12%, dated 1/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $911,097,173 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $929,319,223.	82,000,000
101,000,000	[2]	Interest in $1,183,000,000 joint repurchase agreement 0.14%, dated 2/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,183,156,419 on 4/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,206,674,166.	101,000,000
55,000,000	[2]	Interest in $640,000,000 joint repurchase agreement 0.14%, dated 2/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,084,622 on 4/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2022 and the market value of those underlying securities was $652,807,642.	55,000,000
8,000,000	[2]	Interest in $100,000,000 joint repurchase agreement 0.13%, dated 2/19/2013 under which RBS Securities, Inc. will repurchase a security provided as collateral for $100,010,833 on 3/21/2013. The security provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, was a U.S. Treasury security maturing on 11/15/2020 and the market value of that underlying security was $102,008,341.	8,000,000
42,000,000	[2]	Interest in $460,000,000 joint repurchase agreement 0.09%, dated 2/7/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $460,032,200 on 3/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $469,225,892.	42,000,000
100,000,000		Interest in $1,985,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $1,985,008,822 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $2,024,709,046.	100,000,000
46,000,000		Interest in $500,000,000 joint repurchase agreement 0.14%, dated 2/22/2013 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,013,611 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $510,013,914.	46,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.16%, dated 2/28/2013 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,002,222 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/15/2015 and the market value of those underlying securities was $510,002,345.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	1,757,253,000
		TOTAL INVESTMENTS—102.1% (AT AMORTIZED COST)[3]	2,500,406,377
		OTHER ASSETS AND LIABILITIES - NET—(2.1)%[4]	(52,318,058)
		TOTAL NET ASSETS—100%	$2,448,088,319
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013